Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary): | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD MUNICIPAL OPPORTUNITIES FUND
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT DATED AUGUST 5, 2011 TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD FLOATING RATE FUND PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED JUNE 1, 2011 (PROSPECTUS)

THE HARTFORD HEALTHCARE FUND (FORMERLY
THE HARTFORD GLOBAL HEALTH FUND) PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED MAY 6, 2011 (SUMMARY PROSPECTUS) AND
JUNE 1, 2011 (PROSPECTUS)

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND PROSPECTUS AND
SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011, AS LAST
SUPPLEMENTED JUNE 1, 2011 (PROSPECTUS)

Effective August 5, 2011, “Non-Diversification Risk” is deleted from the Main Risks section of each of the above-referenced Prospectuses and Summary Prospectuses.

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMAX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMBX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMCX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMIX